Property, Plant and Equipment - Additional Information (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, not yet in service	$ 0	$ 8,263,652
Property, plant and equipment, carrying amount	46,913,688	$ 60,028,574
Impairment loss related to property, plant and equipment	14,211,673
Accelerated amortization for property, plant and equipment	1,258,221
SugarLeaf
Disclosure Of Property Plant And Equipment [Line Items]
Impairment loss related to property, plant and equipment	1,998,497
Phase 3 Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment, fair value	1,854,000
Property, plant and equipment, carrying amount	14,067,176
Impairment loss related to property, plant and equipment	$ 12,213,176